Research and Development Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Research And Development Expenses [Abstract]
Summary of Research and Development Expenses

	2023	2022	2021

	US$	US$	US$
Research project costs	122,128,314	78,654,217	25,891,851
Total research and development expenses	122,128,314	78,654,217	25,891,851